Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	14.13%	12.79%
Morningstar US Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.09%	13.96%	12.66%
S&P MidCap 400 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	10.34%	9.68%
Morningstar U.S. Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.29%	10.50%	10.30%
S&P SmallCap 600 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.70%	8.36%	8.96%
Morningstar U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.84%	8.08%	7.95%
S&P 500® Equal Weight Information Technology Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.72%	14.95%	16.78%
S&P 500® Health Sector Care Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.58%	7.99%	9.14%
WHITE OAK SELECT GROWTH FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		18.34%	11.12%	11.69%
WHITE OAK SELECT GROWTH FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.30%	9.88%	10.92%
WHITE OAK SELECT GROWTH FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.07%	8.78%	9.66%
PIN OAK EQUITY FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		19.17%	8.77%	10.11%
PIN OAK EQUITY FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.92%	6.85%	8.78%
PIN OAK EQUITY FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.46%	6.79%	8.15%
ROCK OAK CORE GROWTH FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		15.12%	6.40%	7.34%
ROCK OAK CORE GROWTH FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	14.99%	5.35%	6.48%
ROCK OAK CORE GROWTH FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.05%	4.89%	5.79%
RIVER OAK DISCOVERY FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	9.15%	7.88%
RIVER OAK DISCOVERY FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	7.67%	6.55%
RIVER OAK DISCOVERY FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.62%	7.12%	6.14%
RED OAK TECHNOLOGY SELECT FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	14.93%	16.28%
RED OAK TECHNOLOGY SELECT FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	23.71%	13.45%	14.99%
RED OAK TECHNOLOGY SELECT FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.67%	11.75%	13.44%
BLACK OAK EMERGING TECHNOLOGY FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		9.35%	11.47%	11.58%
BLACK OAK EMERGING TECHNOLOGY FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.45%	9.92%	10.02%
BLACK OAK EMERGING TECHNOLOGY FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	6.92%	9.10%	9.26%
LIVE OAK HEALTH SCIENCES FUND [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		0.17%	5.54%	6.19%
LIVE OAK HEALTH SCIENCES FUND [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	(0.44%)	4.41%	4.68%
LIVE OAK HEALTH SCIENCES FUND [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]	0.54%	4.25%	4.67%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns excluding the sale of Fund shares because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.